EARNINGS PER SHARE (Schedule of Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
Net income applicable to ordinary shareholders - diluted	$ 6,683	$ 7,838	$ 4,956
Weighted average number of shares used in the computation of basic earnings per share	22,506,955	21,902,057	7,544,387
Add- additional shares from the assumed exercise of employee options, restricted shares and restricted share units vesting	775,910	1,308,516	1,742,069
Weighted average number of shares used in the computation of diluted earnings per share	23,282,865	23,210,573	9,286,456
Diluted earnings per share	$ 0.29	$ 0.34	$ 0.53